NORTHERN FUNDS

Equity Funds

Equity Index Funds

Fixed Income Funds

Tax-Exempt Fixed Income Funds

Active M/Multi-Manager Funds

Northern Engage360™ Fund

(together, the "Funds")

On behalf of the Funds, and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information. The interactive data file included as an exhibit to this filing relates to the to the Supplement to the Funds' Prospectuses filed with the Securities and Exchange Commission ("SEC") on behalf of the Funds pursuant to Rule 497(e) on April 3, 2020 (SEC Accession No. 0001193125-20-096289), which is incorporated by reference into this Rule 497 Filing.

NTAC:3NS-20

Exhibit Index
Exhibit No.	Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase

NTAC:3NS-20